Quarterly Holdings Report
for
Fidelity® Convertible Securities Fund
August 31, 2022
CVS-NPRT3-1022
1.805819.118
Corporate Bonds - 70.3%
		Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 67.5%
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.0%
Bandwidth, Inc. 0.25% 3/1/26		185	125
Radius Global Infrastructure, Inc. 2.5% 9/15/26 (b)		264	241
			366
Entertainment - 1.3%
Liberty Media Corp. 0.5% 12/1/50 (b)		1,721	1,994
Live Nation Entertainment, Inc.:
2% 2/15/25		247	270
2.5% 3/15/23		3,626	4,982
Spotify U.S.A., Inc. 0% 3/15/26		2,910	2,372
World Wrestling Entertainment, Inc. 3.375% 12/15/23		1,700	4,686
Zynga, Inc.:
0% 12/15/26		5,479	5,479
0.25% 6/1/24		3,904	4,378
			24,161
Interactive Media & Services - 3.1%
Eventbrite, Inc. 5% 12/1/25		2,635	2,538
fuboTV, Inc. 3.25% 2/15/26		1,439	652
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)		3,612	3,495
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)		3,607	3,581
IAC FinanceCo, Inc. 0.875% 10/1/22 (b)		2,642	3,375
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)		4,387	3,227
Snap, Inc.:
0% 5/1/27		10,175	7,351
0.125% 3/1/28(b)		9,700	6,717
0.25% 5/1/25		1,937	1,826
0.75% 8/1/26		4,240	3,858
TripAdvisor, Inc. 0.25% 4/1/26		1,885	1,566
Twitter, Inc.:
0% 3/15/26		4,940	4,421
0.25% 6/15/24		13,201	13,175
Ziff Davis, Inc. 1.75% 11/1/26 (b)		188	185
			55,967
Media - 4.2%
Cable One, Inc. 0% 3/15/26		262	214
DISH Network Corp.:
0% 12/15/25		13,536	9,688
2.375% 3/15/24		11,599	10,468
3.375% 8/15/26		20,797	14,965
Gannett Co., Inc. 4.75% 4/15/24		1,450	1,127
Grizzly Merger Sub 1 LLC 1.75% 9/30/46 (b)		4,323	5,007
Liberty Broadband Corp.:
1.25% 9/30/50(b)		7,910	7,495
2.75% 9/30/50(b)		210	203
Liberty Interactive LLC 1.75% 9/30/46 (b)		1,748	2,132
Liberty Media Corp.:
1% 1/30/23		1,735	2,995
1.375% 10/15/23		3,493	4,487
2.25% 8/15/27(b)		9,614	9,571
Magnite, Inc. 0.25% 3/15/26		7,345	5,491
TechTarget, Inc.:
0% 12/15/26(b)		260	210
0.125% 12/15/25		935	1,038
			75,091
TOTAL COMMUNICATION SERVICES			155,585

CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.8%
LCI Industries 1.125% 5/15/26		5,010	4,577
Patrick Industries, Inc.:
1% 2/1/23		4,101	4,050
1.75% 12/1/28(b)		6,423	5,195
			13,822
Automobiles - 1.4%
Arrival SA 3.5% 12/1/26 (b)		5,569	1,864
Fisker, Inc. 2.5% 9/15/26 (b)		200	117
Ford Motor Co. 0% 3/15/26		19,843	21,589
Lucid Group, Inc. 1.25% 12/15/26 (b)		260	164
Winnebago Industries, Inc. 1.5% 4/1/25		2,250	2,506
			26,240
Diversified Consumer Services - 0.6%
2U, Inc. 2.25% 5/1/25		6,178	4,448
Chegg, Inc.:
0% 9/1/26		3,627	2,874
0.125% 3/15/25		3,511	3,079
			10,401
Hotels, Restaurants & Leisure - 2.8%
Airbnb, Inc. 0% 3/15/26		5,709	4,895
Booking Holdings, Inc. 0.75% 5/1/25		1,963	2,546
Carnival Corp. 5.75% 4/1/23		141	165
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26		10,300	9,195
DraftKings, Inc. 0% 3/15/28		8,386	5,623
Expedia, Inc. 0% 2/15/26		225	202
Marriott Vacations Worldwide Corp.:
0% 1/15/26		200	203
1.5% 9/15/22		181	181
NCL Corp. Ltd.:
1.125% 2/15/27(b)		5,700	3,896
2.5% 2/15/27(b)		4,879	3,542
5.375% 8/1/25		2,450	2,606
Penn Entertainment, Inc. 2.75% 5/15/26		4,389	6,746
Royal Caribbean Cruises Ltd. 6% 8/15/25 (b)		7,130	7,921
Shake Shack, Inc. 0% 3/1/28		2,206	1,529
The Cheesecake Factory, Inc. 0.375% 6/15/26		1,020	829
Vail Resorts, Inc. 0% 1/1/26		200	181
			50,260
Internet & Direct Marketing Retail - 1.5%
Etsy, Inc.:
0.125% 10/1/26		7,322	10,291
0.125% 9/1/27		4,502	4,257
0.25% 6/15/28		210	174
Lyft, Inc. 1.5% 5/15/25		172	151
The RealReal, Inc.:
1% 3/1/28		10,921	5,341
3% 6/15/25		4,447	2,718
Uber Technologies, Inc. 0% 12/15/25		200	171
Wayfair LLC:
0.625% 10/1/25		2,705	1,904
1.125% 11/1/24		120	105
Xometry, Inc. 1% 2/1/27 (b)		1,400	1,526
			26,638
Leisure Products - 1.0%
Callaway Golf Co. 2.75% 5/1/26		3,690	5,297
Peloton Interactive, Inc. 0% 2/15/26		17,397	12,273
			17,570
Specialty Retail - 0.4%
Burlington Stores, Inc. 2.25% 4/15/25		190	197
Dick's Sporting Goods, Inc. 3.25% 4/15/25		1,132	3,715
National Vision Holdings, Inc. 2.5% 5/15/25		2,667	3,346
			7,258
Textiles, Apparel & Luxury Goods - 0.0%
Marathon Digital Holdings, Inc. 1% 12/1/26 (b)		2,144	789

TOTAL CONSUMER DISCRETIONARY			152,978

CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.1%
Chefs' Warehouse Holdings 1.875% 12/1/24		2,000	2,079

Food Products - 0.5%
Beyond Meat, Inc. 0% 3/15/27		18,884	6,553
Post Holdings, Inc. 2.5% 8/15/27 (b)		3,090	3,212
			9,765
Tobacco - 0.9%
Turning Point Brands, Inc. 2.5% 7/15/24		17,224	15,553

TOTAL CONSUMER STAPLES			27,397

ENERGY - 2.5%
Energy Equipment & Services - 0.0%
Vantage Drilling Co. 0% 7/15/43 (b)(c)(d)		20,000	0

Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp. 4.25% 9/1/26		466	4,288
Arch Resources, Inc. 5.25% 11/15/25		580	2,320
CNX Resources Corp. 2.25% 5/1/26		3,271	4,996
EQT Corp. 1.75% 5/1/26		3,864	12,492
Peabody Energy Corp. 3.25% 3/1/28 (b)		3,797	5,582
Pioneer Natural Resources Co. 0.25% 5/15/25		6,450	15,825
			45,503
TOTAL ENERGY			45,503

FINANCIALS - 0.7%
Capital Markets - 0.3%
Coinbase Global, Inc. 0.5% 6/1/26		7,348	4,956

Consumer Finance - 0.4%
LendingTree, Inc. 0.5% 7/15/25		2,400	1,828
SoFi Technologies, Inc. 0% 10/15/26 (b)		6,967	5,048
			6,876
Insurance - 0.0%
HCI Group, Inc. 4.75% 6/1/42 (b)		200	170

Mortgage Real Estate Investment Trusts - 0.0%
Arbor Realty Trust, Inc. 4.75% 11/1/22		180	181
Blackstone Mortgage Trust, Inc. 5.5% 3/15/27		200	185
HAT Holdings I LLC/HAT Holdings II LLC 0% 5/1/25 (b)		200	191
			557
TOTAL FINANCIALS			12,559

HEALTH CARE - 8.5%
Biotechnology - 2.4%
Cerevel Therapeutics Holdings 2.5% 8/15/27 (b)		680	645
Coherus BioSciences, Inc. 1.5% 4/15/26		205	173
Cytokinetics, Inc. 4% 11/15/26		270	1,389
Dynavax Technologies Corp. 2.5% 5/15/26		200	269
Exact Sciences Corp.:
0.375% 3/15/27		3,607	2,638
0.375% 3/1/28		4,842	3,307
1% 1/15/25		1,666	1,504
Global Blood Therapeutics, Inc. 1.875% 12/15/28 (b)		4,620	10,226
Halozyme Therapeutics, Inc. 1% 8/15/28 (b)		3,180	3,118
Insmed, Inc.:
0.75% 6/1/28		3,200	3,147
1.75% 1/15/25		2,000	2,026
Natera, Inc. 2.25% 5/1/27		1,392	2,069
Neurocrine Biosciences, Inc. 2.25% 5/15/24		3,254	4,495
Sarepta Therapeutics, Inc. 1.5% 11/15/24		4,900	8,165
			43,171
Health Care Equipment & Supplies - 3.4%
CONMED Corp. 2.25% 6/15/27 (b)		5,740	5,266
CryoPort, Inc. 0.75% 12/1/26 (b)		4,273	3,336
DexCom, Inc.:
0.25% 11/15/25		7,612	7,265
0.75% 12/1/23		4,312	8,712
Envista Holdings Corp. 2.375% 6/1/25		4,917	9,050
Glaukos Corp. 2.75% 6/15/27		3,385	4,138
Haemonetics Corp. 0% 3/1/26		270	225
Insulet Corp. 0.375% 9/1/26		5,772	7,351
Integra LifeSciences Holdings Corp. 0.5% 8/15/25		230	212
LivaNova U.S.A., Inc. 3% 12/15/25		4,024	4,686
Mesa Laboratories, Inc. 1.375% 8/15/25		1,437	1,267
Nevro Corp. 2.75% 4/1/25		1,023	960
Novocure Ltd. 0% 11/1/25		200	182
Omnicell, Inc. 0.25% 9/15/25		2,491	2,939
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)		5,947	5,375
Varex Imaging Corp. 4% 6/1/25		190	228
			61,192
Health Care Providers & Services - 1.6%
1Life Healthcare, Inc. 3% 6/15/25		4,349	4,240
Accolade, Inc. 0.5% 4/1/26		9,966	7,263
Brookdale Senior Living, Inc. 2% 10/15/26 (b)		5,633	4,809
Guardant Health, Inc. 0% 11/15/27		8,385	6,166
Oak Street Health, Inc. 0% 3/15/26		9,275	7,230
			29,708
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27		2,125	2,954
Health Catalyst, Inc. 2.5% 4/15/25		1,647	1,449
Teladoc Health, Inc. 1.25% 6/1/27		1,179	898
			5,301
Life Sciences Tools & Services - 0.8%
Illumina, Inc. 0% 8/15/23		6,779	6,504
Inotiv, Inc. 3.25% 10/15/27 (b)		220	181
Nanostring Technologies, Inc. 2.625% 3/1/25		1,826	1,478
NeoGenomics, Inc. 1.25% 5/1/25		750	657
Repligen Corp. 0.375% 7/15/24		2,430	4,817
			13,637
Pharmaceuticals - 0.0%
Innoviva, Inc. 2.125% 3/15/28 (b)		200	164

TOTAL HEALTH CARE			153,173

INDUSTRIALS - 7.9%
Aerospace & Defense - 0.7%
Parsons Corp. 0.25% 8/15/25		11,926	12,695
Virgin Galactic Holdings, Inc. 2.5% 2/1/27 (b)		253	164
			12,859
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. 1.125% 10/15/24		2,096	2,323
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24		2,880	4,771
			7,094
Airlines - 1.4%
American Airlines Group, Inc. 6.5% 7/1/25		6,675	7,222
JetBlue Airways Corp. 0.5% 4/1/26		8,341	6,281
Southwest Airlines Co. 1.25% 5/1/25		9,910	12,383
			25,886
Construction & Engineering - 0.3%
Granite Construction, Inc. 2.75% 11/1/24		5,766	6,418

Electrical Equipment - 2.2%
Array Technologies, Inc. 1% 12/1/28 (b)		10,739	11,523
Bloom Energy Corp. 2.5% 8/15/25		5,039	8,552
Plug Power, Inc. 3.75% 6/1/25		1,585	8,864
Stem, Inc. 0.5% 12/1/28 (b)		8,464	6,881
Sunrun, Inc. 0% 2/1/26		4,478	3,361
			39,181
Machinery - 1.7%
Chart Industries, Inc. 1% 11/15/24 (b)		2,248	7,437
Desktop Metal, Inc. 6% 5/15/27 (b)		1,250	2,438
John Bean Technologies Corp. 0.25% 5/15/26		9,247	8,345
Middleby Corp. 1% 9/1/25		4,330	5,371
The Greenbrier Companies, Inc. 2.875% 4/15/28		8,820	7,550
			31,141
Professional Services - 0.8%
FTI Consulting, Inc. 2% 8/15/23		2,604	4,169
KBR, Inc. 2.5% 11/1/23		5,004	9,658
Upwork, Inc. 0.25% 8/15/26		210	163
			13,990
Transportation Infrastructure - 0.4%
Seaspan Corp. 3.75% 12/15/25 (b)		5,859	6,943

TOTAL INDUSTRIALS			143,512

INFORMATION TECHNOLOGY - 25.5%
Communications Equipment - 0.5%
Lumentum Holdings, Inc.:
0.25% 3/15/24		2,999	4,305
0.5% 12/15/26		3,674	3,858
0.5% 6/15/28(b)		200	178
			8,341
Electronic Equipment & Components - 0.5%
Insight Enterprises, Inc. 0.75% 2/15/25		4,484	6,224
Par Technology Corp.:
1.5% 10/15/27		211	167
2.875% 4/15/26		1,750	1,929
			8,320
IT Services - 5.5%
Affirm Holdings, Inc. 0% 11/15/26 (b)		10,415	6,580
Akamai Technologies, Inc.:
0.125% 5/1/25		12,628	13,828
0.375% 9/1/27		10,268	10,304
BigCommerce Holdings, Inc. 0.25% 10/1/26 (b)		11,347	8,337
Block, Inc.:
0% 5/1/26		4,309	3,559
0.125% 3/1/25		3,347	3,309
0.25% 11/1/27		2,795	2,158
0.5% 5/15/23		2,761	3,071
Cloudflare, Inc.:
0% 8/15/26(b)		185	151
0.75% 5/15/25		1,438	2,579
Digitalocean Holdings, Inc. 0% 12/1/26 (b)		5,653	4,331
Fastly, Inc. 0% 3/15/26		12,275	9,096
MongoDB, Inc. 0.25% 1/15/26		6,049	9,948
Okta, Inc.:
0.125% 9/1/25		5,657	5,137
0.375% 6/15/26		5,411	4,561
Perficient, Inc. 0.125% 11/15/26 (b)		4,337	3,467
Repay Holdings Corp. 0% 2/1/26 (b)		2,027	1,534
Shift4 Payments, Inc. 0% 12/15/25		280	253
Shopify, Inc. 0.125% 11/1/25		3,180	2,706
Wix.com Ltd. 0% 8/15/25		6,188	5,198
			100,107
Semiconductors & Semiconductor Equipment - 2.7%
Camtek Ltd. 0% 12/1/26 (b)		1,600	1,310
Enphase Energy, Inc.:
0% 3/1/26		260	307
0% 3/1/28		260	319
0.25% 3/1/25		1,850	6,518
onsemi:
0% 5/1/27		7,673	10,988
1.625% 10/15/23		3,612	12,010
SMART Global Holdings, Inc. 2.25% 2/15/26		200	223
SolarEdge Technologies, Inc. 0% 9/15/25		5,940	7,268
Veeco Instruments, Inc. 3.75% 6/1/27		150	255
Wolfspeed, Inc.:
0.25% 2/15/28(b)		2,170	2,458
1.75% 5/1/26		3,331	8,233
			49,889
Software - 16.3%
8x8, Inc. 0.5% 2/1/24		4,969	4,174
Altair Engineering, Inc. 0.25% 6/1/24		3,124	3,818
Avalara, Inc. 0.25% 8/1/26		3,525	3,389
Bentley Systems, Inc. 0.125% 1/15/26		200	182
Bill.Com Holdings, Inc.:
0% 12/1/25		3,240	4,027
0% 4/1/27(b)		212	180
BlackLine, Inc.:
0% 3/15/26		4,471	3,805
0.125% 8/1/24		2,579	2,883
Box, Inc. 0% 1/15/26		7,633	8,786
Cerence, Inc. 3% 6/1/25		1,133	1,046
Ceridian HCM Holding, Inc. 0.25% 3/15/26		8,297	7,015
Confluent, Inc. 0% 1/15/27 (b)		6,363	4,753
Coupa Software, Inc.:
0.125% 6/15/25		9,464	8,016
0.375% 6/15/26		18,045	14,219
CyberArk Software Ltd. 0% 11/15/24		4,989	5,601
Datadog, Inc. 0.125% 6/15/25		3,118	4,169
DocuSign, Inc. 0% 1/15/24		7,965	7,459
Dropbox, Inc.:
0% 3/1/26		1,969	1,774
0% 3/1/28		2,025	1,790
Dye & Durham Ltd. 3.75% 3/1/26 (b)(d)	CAD	257	152
Everbridge, Inc.:
0% 3/15/26		5,786	5,133
0.125% 12/15/24		2,704	2,515
Five9, Inc. 0.5% 6/1/25		6,758	6,846
Guidewire Software, Inc. 1.25% 3/15/25		2,797	2,642
HubSpot, Inc. 0.375% 6/1/25		4,667	6,380
InterDigital, Inc. 3.5% 6/1/27 (b)		270	257
LivePerson, Inc.:
0% 12/15/26		16,401	11,502
0.75% 3/1/24		4,606	4,247
Mandiant, Inc.:
0.875% 6/1/24		5,809	6,515
1.625% 6/1/35		3,351	3,333
New Relic, Inc. 0.5% 5/1/23		4,454	4,354
Nutanix, Inc. 0% 1/15/23		351	345
Pagerduty, Inc. 1.25% 7/1/25		1,647	1,636
Palo Alto Networks, Inc.:
0.375% 6/1/25		13,950	26,477
0.75% 7/1/23		11,781	24,705
Pegasystems, Inc. 0.75% 3/1/25		1,489	1,227
Progress Software Corp. 1% 4/15/26		4,250	4,284
Q2 Holdings, Inc. 0.75% 6/1/26		4,003	3,397
Rapid7, Inc.:
0.25% 3/15/27		5,133	4,414
2.25% 5/1/25		6,828	7,910
RingCentral, Inc.:
0% 3/1/25		5,282	4,453
0% 3/15/26		9,276	7,254
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		2,686	6,221
Splunk, Inc.:
0.5% 9/15/23		2,974	2,885
1.125% 9/15/25		7,367	7,006
1.125% 6/15/27		2,650	2,223
Tyler Technologies, Inc. 0.25% 3/15/26		8,400	8,366
Unity Software, Inc. 0% 11/15/26 (b)		5,982	4,516
Varonis Systems, Inc. 1.25% 8/15/25		4,104	4,625
Verint Systems, Inc. 0.25% 4/15/26		1,780	1,744
Veritone, Inc. 1.75% 11/15/26 (b)		2,634	1,736
Workday, Inc. 0.25% 10/1/22		7,870	8,787
Workiva, Inc. 1.125% 8/15/26		5,983	6,557
Zendesk, Inc. 0.625% 6/15/25		7,815	7,647
Zscaler, Inc. 0.125% 7/1/25		4,680	5,876
			295,253
TOTAL INFORMATION TECHNOLOGY			461,910

MATERIALS - 1.2%
Chemicals - 0.5%
Amyris, Inc. 1.5% 11/15/26 (b)		6,055	3,103
Danimer Scientific, Inc. 3.25% 12/15/26 (b)		260	166
Livent Corp. 4.125% 7/15/25		1,384	5,213
			8,482
Metals & Mining - 0.7%
ATI, Inc. 3.5% 6/15/25		170	345
MP Materials Corp. 0.25% 4/1/26 (b)		4,414	4,588
SSR Mining, Inc. 2.5% 4/1/39		4,636	4,819
United States Steel Corp. 5% 11/1/26		1,847	3,439
			13,191
TOTAL MATERIALS			21,673

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Pebblebrook Hotel Trust 1.75% 12/15/26		6,682	6,324
Porch Group, Inc. 0.75% 9/15/26 (b)		20,346	11,363
Summit Hotel Properties, Inc. 1.5% 2/15/26		8,047	7,142
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		7,971	8,300
			33,129
Real Estate Management & Development - 0.3%
Opendoor Technologies, Inc. 0.25% 8/15/26 (b)		2,614	1,648
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		268	203
Redfin Corp.:
0% 10/15/25		1,710	1,086
0.5% 4/1/27		2,913	1,465
Zillow Group, Inc. 2.75% 5/15/25		187	181
			4,583
TOTAL REAL ESTATE			37,712

UTILITIES - 0.5%
Electric Utilities - 0.2%
NRG Energy, Inc. 2.75% 6/1/48		2,734	3,068

Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP 0% 6/15/24 (b)		210	211
Ormat Technologies, Inc. 2.5% 7/15/27 (b)		1,700	2,050
Sunnova Energy International, Inc.:
0.25% 12/1/26		200	185
2.625% 2/15/28(b)		3,980	3,910
			6,356
TOTAL UTILITIES			9,424

TOTAL CONVERTIBLE BONDS			1,221,426
Nonconvertible Bonds - 2.8%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
Gannett Holdings LLC 6% 11/1/26 (b)		11,650	9,087

CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Luminar Technologies, Inc. 1.25% 12/15/26 (b)		260	178

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)		755	620
4.875% 2/15/30(b)		2,445	2,141
			2,761
Tobacco - 0.4%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)		9,153	8,122

TOTAL CONSUMER STAPLES			10,883

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)		10,400	10,891
SFL Corp. Ltd. 7.25% 5/12/26 (b)		2,800	2,727
			13,618
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 6.125% 4/1/30 (b)		5,025	3,114

INDUSTRIALS - 0.6%
Construction & Engineering - 0.3%
Pike Corp. 5.5% 9/1/28 (b)		6,950	5,746

Marine - 0.3%
Seaspan Corp. 5.5% 8/1/29 (b)		6,300	5,188

TOTAL INDUSTRIALS			10,934

MATERIALS - 0.2%
Metals & Mining - 0.2%
ERO Copper Corp. 6.5% 2/15/30 (b)		1,177	872
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		2,065	1,948
			2,820
TOTAL NONCONVERTIBLE BONDS			50,634
TOTAL CORPORATE BONDS (Cost $1,292,824)			1,272,060

Common Stocks - 14.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
Gannett Co., Inc. (e)(f)	3,123,469	7,246
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 1.0%
A&W Revenue Royalties Income Fund	172,700	4,700
Super Group SGHC Ltd. (e)(f)	3,078,412	12,745
		17,445
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Albertsons Companies, Inc.	166,200	4,572
ENERGY - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Calumet Specialty Products Partners LP (e)	624,506	10,816
DHT Holdings, Inc.	7,895,212	61,660
Enviva, Inc.	76,161	5,295
Euronav NV (f)	2,337,600	37,963
Scorpio Tankers, Inc.	383,833	15,967
SFL Corp. Ltd.	855,326	9,152
		140,853
HEALTH CARE - 0.5%
Health Care Technology - 0.2%
Change Healthcare, Inc. (e)	125,639	3,087
Pharmaceuticals - 0.3%
Sanofi SA sponsored ADR	137,700	5,650
TOTAL HEALTH CARE		8,737
INDUSTRIALS - 1.7%
Electrical Equipment - 1.7%
Babcock & Wilcox Enterprises, Inc. (e)(f)	3,895,085	31,083
MATERIALS - 2.6%
Chemicals - 0.6%
Corteva, Inc.	88,200	5,418
Nutrien Ltd.	64,000	5,875
		11,293
Metals & Mining - 2.0%
Agnico Eagle Mines Ltd. (United States) (f)	217,900	8,980
Barrick Gold Corp.	616,300	9,152
Newmont Corp.	217,500	8,996
Wheaton Precious Metals Corp.	302,900	9,246
		36,374
TOTAL MATERIALS		47,667
TOTAL COMMON STOCKS (Cost $241,152)		257,603

Convertible Preferred Stocks - 13.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.5%
Media - 0.2%
Paramount Global Series A 5.75%	73,360	2,810
Wireless Telecommunication Services - 1.3%
T-Mobile U.S., Inc. 5.25% (b)(e)	20,150	24,010
TOTAL COMMUNICATION SERVICES		26,820
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.3%
Aptiv PLC Series A, 5.50%	54,600	5,927
Internet & Direct Marketing Retail - 0.2%
Chewy, Inc. 6.50% (b)	4,850	4,118
TOTAL CONSUMER DISCRETIONARY		10,045
FINANCIALS - 4.1%
Banks - 3.8%
Bank of America Corp. 7.25%	26,589	32,614
Wells Fargo & Co. 7.50%	29,443	36,657
		69,271
Capital Markets - 0.3%
KKR & Co. LP Series C, 6.00%	76,600	4,784
TOTAL FINANCIALS		74,055
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.8%
Becton, Dickinson & Co. 6.50%	103,200	5,181
Boston Scientific Corp. Series A, 5.50%	85,500	9,018
		14,199
Life Sciences Tools & Services - 1.1%
Danaher Corp. Series B, 5.00%	14,350	20,164
TOTAL HEALTH CARE		34,363
INDUSTRIALS - 1.6%
Construction & Engineering - 0.7%
Fluor Corp. 6.50%	9,800	12,881
Machinery - 0.5%
RBC Bearings, Inc.	74,500	8,792
Professional Services - 0.4%
Clarivate Analytics PLC 5.00%	134,700	6,693
TOTAL INDUSTRIALS		28,366
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Sabre Corp. Series A, 6.50%	1,900	180
MATERIALS - 0.3%
Metals & Mining - 0.3%
ArcelorMittal SA 5.50%	96,600	5,449
UTILITIES - 3.8%
Electric Utilities - 2.7%
American Electric Power Co., Inc. 6.125%	96,600	5,280
NextEra Energy, Inc.:
5.279%	338,000	17,546
6.219%	272,100	14,231
PG&E Corp.	103,500	11,773
		48,830
Gas Utilities - 0.4%
UGI Corp. 7.125%	84,700	7,675
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp. 6.875%	122,400	11,876
Multi-Utilities - 0.0%
NiSource, Inc. 7.75%	2,200	248
TOTAL UTILITIES		68,629
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $246,994)		247,907

Money Market Funds - 3.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.33% (g)	37,599,518	37,607
Fidelity Securities Lending Cash Central Fund 2.34% (g)(h)	18,821,413	18,823
TOTAL MONEY MARKET FUNDS (Cost $56,430)		56,430

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $1,837,400)	1,834,000
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(25,539)
NET ASSETS - 100.0%	1,808,461

Currency Abbreviations
CAD	-	Canadian dollar

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $309,197,000 or 17.1% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Non-income producing
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	25,542	714,746	702,681	449	-	-	37,607	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	12,818	157,189	151,184	147	-	-	18,823	0.1%
Total	38,360	871,935	853,865	596	-	-	56,430

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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